Patents (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Patents [Line Items]
Net of accumulated amortization	$ 1,906,699		$ 1,852,649
Amortization expense for the patents		$ 13,316
Patents [Member]
Patents [Line Items]
Amortization expense for the patents	$ 37,298	$ 13,316
Amortization expense over period	5 years
Future amortization expense for the patents	$ 148,000